SHAREHOLDERS EQUITY - Ordinary Shares (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2020 shares	Sep. 30, 2020 shares	Dec. 31, 2021 Vote / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Shareholders' Equity
Number of vote for each ordinary share | Vote / shares			1
Number of Class A common stock issued upon conversion of each share (in shares)			1
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares (in shares)			20.00%
Common shares, votes per share | Vote / shares			1
Class A ordinary shares
Shareholders' Equity
Common shares, shares authorized			300,000,000	300,000,000
Common stock shares outstanding including shares subject to possible conversion			81,681,000	81,681,000	0
Common shares, shares issued			0	0
Common shares, shares outstanding			0	0
Class B ordinary shares
Shareholders' Equity
Common shares, shares authorized			60,000,000	60,000,000
Common shares, shares issued			20,420,250	20,420,250
Common shares, shares outstanding			20,420,250	20,420,250
Common stock, shares subject to forfeiture (in shares)	1,142,250
Common stock, shares subject to surrender (in shares)		7,187,500